Consolidated Statements Of Equity (JPY ¥) In Millions, unless otherwise specified	Preferred Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Common Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Capital Surplus (Note 16) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Retained Earnings Appropriated For Legal Reserve (Note 17) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Net Unrealized Gains On Investment Securities (Note 3) [Member]

Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Net Unrealized Gains (Losses) On Derivatives Qualifying For Cash Flow Hedges (Note 21) [Member]
								Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Pension Liability Adjustments (Note 13) [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Foreign Currency Translation Adjustments [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Treasury Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning of fiscal year at Mar. 31, 2009	¥ 442,100	¥ 1,127,552	¥ 6,095,820	¥ (845,778)	¥ 239,571	¥ 95,213	¥ 6,507	¥ (446,469)	¥ (468,946)		¥ (10,675)		¥ 232,225
Issuance of new shares of common stock		515,662
Issuance of new shares of common stock by way of exercise of stock acquisition rights		24
Stock-based compensation expense (Note 30)			1,695
Conversion of preferred stock to common stock by a subsidiary			(641)
Losses on sales of shares of treasury stock				(261)
Issuance of new shares of common stock and sale of treasury stock (Note 16)			522,414
Other-net			237	(377)									(314)
Net income attributable to Mitsubishi UFJ Financial Group				868,662										868,662
Cash dividends, Common stock				(128,062)
Cash dividends, Preferred stock, Class 3				(6,000)
Cash dividends, Preferred stock, Class 5				(15,678)
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments (Note 1)				118,210		(118,210)
Net change during the fiscal year						602,808	(4,795)	242,509	35,364					1,765,240
Purchases of shares of treasury stock (Note 16)											(5,588)
Sales of shares of treasury stock											2,806
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											(497)
Initial origination of noncontrolling interests													45,130
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													3,555
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(59,973)
Net income (loss) attributable to noncontrolling interests													15,257	(15,257)
Dividends paid to noncontrolling interests													(5,393)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													1,808
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													(386)
Pension liability adjustments													616
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													98
Foreign currency translation adjustments													3,273
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments													26
Balance at end of fiscal year at Mar. 31, 2010	442,100	1,643,238	6,619,525	(9,284)	239,571	579,811	1,712	(203,960)	(433,582)	(56,019)	(13,954)	8,865,177	235,922	9,101,099
Issuance of new shares of common stock by way of exercise of stock acquisition rights		894	893
Purchase of subsidiary shares from noncontrolling interest shareholders			4,337
Stock-based compensation expense (Note 30)			876
Losses on sales of shares of treasury stock				(84)
Redemption of Class 3 preferred stock (Note 15)			(250,000)
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)			20,550										127,270
Other-net			(476)	(6)									(723)
Net income attributable to Mitsubishi UFJ Financial Group				452,645										452,645
Cash dividends, Common stock				(169,636)
Cash dividends, Preferred stock, Class 3				(3,000)
Cash dividends, Preferred stock, Class 5				(17,940)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 1)				1,408		242			188				19,551
Net change during the fiscal year						(271,982)	(3,402)	(103,751)	(193,937)					(188,820)
Purchases of shares of treasury stock (Note 16)											(250,138)
Sales of shares of treasury stock											1,262
Redemption of shares of treasury stock											250,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											1,579
Initial origination of noncontrolling interests													39,799
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													17,540
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(36,911)
Decrease in noncontrolling interest related to disposition of subsidiaries													(480)
Net income (loss) attributable to noncontrolling interests													(64,458)	64,458
Dividends paid to noncontrolling interests													(6,362)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													5
Pension liability adjustments													(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													17
Foreign currency translation adjustments													(3,687)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments													29
Balance at end of fiscal year at Mar. 31, 2011	442,100	1,644,132	6,395,705	254,103	239,571	308,071	(1,690)	(307,711)	(627,331)	(628,661)	(11,251)	8,335,699	327,213	8,662,912
Issuance of new shares of common stock by way of exercise of stock acquisition rights		1,012	1,010
Stock-based compensation expense (Note 30)			1,370
Losses on sales of shares of treasury stock				(218)
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)			(20,000)										30,000
Other-net			534										120
Net income attributable to Mitsubishi UFJ Financial Group				416,231										416,231
Cash dividends, Common stock				(169,776)
Cash dividends, Preferred stock, Class 5				(17,940)
Effect of adopting new guidance on embedded credit derivatives (Note 1)				135
Net change during the fiscal year						174,363	437	(94,212)	(48,327)					452,269
Purchases of shares of treasury stock (Note 16)											(18)
Sales of shares of treasury stock											849
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											2,009
Initial origination of noncontrolling interests													9,991
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													(7,440)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(67,276)
Decrease in noncontrolling interest related to disposition of subsidiaries													(4,609)
Net income (loss) attributable to noncontrolling interests													4,520	(4,520)
Dividends paid to noncontrolling interests													(16,487)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													572
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													(96)
Pension liability adjustments													(86)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													83
Foreign currency translation adjustments													(1,216)
Balance at end of fiscal year at Mar. 31, 2012	¥ 442,100	¥ 1,645,144	¥ 6,378,619	¥ 482,535	¥ 239,571	¥ 482,434	¥ (1,253)	¥ (401,923)	¥ (675,658)	¥ (596,400)	¥ (8,411)	¥ 8,583,158	¥ 275,289	¥ 8,858,447